Other Non-Current Assets	12 Months Ended
Dec. 31, 2024
Other Non-Current Assets [Abstract]
OTHER NON-CURRENT ASSETS

12. OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB

Account receivables of collaborative arrangement- non-current	622,347	1,811,146
Prepayments and other receivables due from YJW and KeKe-non-current	36,004,491	54,508,401
Receivables of supplier rebates-non-current	401,210	-
Prepaid consideration for potential acquisitions	4,031,676	-
Long-term deposits	2,090,405	-

Total	43,150,129	56,319,547